Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Room revenue	$ 191,437	$ 184,179	$ 176,802
Other revenue	20,609	20,203	19,350
Total revenue	212,046	204,382	196,152
Expenses:
Operating expense	56,581	54,999	52,264
Hotel administrative expense	15,617	15,527	14,685
Sales and marketing	16,640	15,804	15,157
Utilities	8,555	8,725	8,539
Repair and maintenance	9,489	8,954	8,949
Franchise fees	8,823	8,436	8,007
Management fees	7,094	6,787	6,507
Taxes, insurance and other	12,951	12,321	12,003
General and administrative	7,194	4,989	5,177
Depreciation expense	33,922	33,533	32,603
Gain from settlement of contingency	0	0	(3,099)
Total expenses	176,866	170,075	160,792
Operating income	35,180	34,307	35,360
Interest expense, net	(10,573)	(9,822)	(7,639)
Income from continuing operations	24,607	24,485	27,721
Income (loss) from discontinued operations	(6,421)	528	597
Net income	$ 18,186	$ 25,013	$ 28,318
Basic and diluted net income (loss) per common share
From continuing operations (in Dollars per share)	$ 0.27	$ 0.27	$ 0.30
From discontinued operations (in Dollars per share)	$ (0.07)	$ 0.00	$ 0.01
Total basic and diluted net income per common share (in Dollars per share)	$ 0.20	$ 0.27	$ 0.31
Weighted average common shares outstanding - basic and diluted (in Shares)	90,891	91,435	92,627